Income Taxes - Reconciliation to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax expense at the federal statutory rate	21.00%	21.00%	21.00%
Partnership (income) loss not subject to U.S. corporate income taxes	(21.40%)	(21.00%)	(21.10%)
Foreign income taxes, net of federal benefit	10.70%	(9.70%)	(0.20%)
State and local income taxes, net of federal benefit	15.70%	(6.80%)	(0.90%)
Non-deductible compensation expense	26.00%	0.00%	0.00%
Unrecognized tax benefits	26.70%	0.00%	0.00%
Other, net	3.80%	0.00%	(0.30%)
Effective income tax rate	82.50%	(16.50%)	(1.50%)